Note 19 - Fair Value (Detail) - Assets Measured at Fair Value on a Recurring Basis (USD $)	Dec. 31, 2012	Dec. 31, 2011
Securities available for sale:
Securities available for sale	$ 530,159,986	$ 565,029,291
US Government Agencies Debt Securities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Securities available for sale:
Securities available for sale	338,609,371	428,955,220
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Securities available for sale:
Securities available for sale	0	0
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available for sale:
Securities available for sale	338,609,371	428,955,220
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Securities available for sale:
Securities available for sale	0	0
Residential Mortgage Backed Securities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Securities available for sale:
Securities available for sale	163,601,103	108,853,749
Residential Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Securities available for sale:
Securities available for sale	0	0
Residential Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available for sale:
Securities available for sale	163,601,103	108,853,749
Residential Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Securities available for sale:
Securities available for sale	0	0
US States and Political Subdivisions Debt Securities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Securities available for sale:
Securities available for sale	26,185,736	25,689,364
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Securities available for sale:
Securities available for sale	0	0
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available for sale:
Securities available for sale	26,185,736	25,689,364
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Securities available for sale:
Securities available for sale	0	0
Trust preferred securities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Securities available for sale:
Securities available for sale	139,400	80,800
Trust preferred securities [Member] | Fair Value, Inputs, Level 1 [Member]
Securities available for sale:
Securities available for sale	0	0
Trust preferred securities [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available for sale:
Securities available for sale	139,400	80,800
Trust preferred securities [Member] | Fair Value, Inputs, Level 3 [Member]
Securities available for sale:
Securities available for sale	0	0
Equity Securities, Other [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Securities available for sale:
Securities available for sale	1,624,376	1,450,158
Equity Securities, Other [Member] | Fair Value, Inputs, Level 1 [Member]
Securities available for sale:
Securities available for sale	234,453	191,506
Equity Securities, Other [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available for sale:
Securities available for sale	1,389,923	1,258,652
Equity Securities, Other [Member] | Fair Value, Inputs, Level 3 [Member]
Securities available for sale:
Securities available for sale	0	0
Impaired Loans/Leases [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Securities available for sale:
Assets measured on a non-recurring basis	18,054,234	19,603,360
Impaired Loans/Leases [Member] | Fair Value, Inputs, Level 1 [Member]
Securities available for sale:
Assets measured on a non-recurring basis	0	0
Impaired Loans/Leases [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available for sale:
Assets measured on a non-recurring basis	0	0
Impaired Loans/Leases [Member] | Fair Value, Inputs, Level 3 [Member]
Securities available for sale:
Assets measured on a non-recurring basis	18,054,234	19,603,360
Other Real Estate Owned [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Securities available for sale:
Assets measured on a non-recurring basis	4,270,901	9,056,619
Other Real Estate Owned [Member] | Fair Value, Inputs, Level 1 [Member]
Securities available for sale:
Assets measured on a non-recurring basis	0	0
Other Real Estate Owned [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available for sale:
Assets measured on a non-recurring basis	0	0
Other Real Estate Owned [Member] | Fair Value, Inputs, Level 3 [Member]
Securities available for sale:
Assets measured on a non-recurring basis	4,270,901	9,056,619
Estimate of Fair Value, Fair Value Disclosure [Member]
Securities available for sale:
Securities available for sale	530,159,986	565,029,291
Assets measured on a non-recurring basis	22,325,135	28,659,979
Fair Value, Inputs, Level 1 [Member]
Securities available for sale:
Securities available for sale	234,453	191,506
Assets measured on a non-recurring basis	0	0
Fair Value, Inputs, Level 2 [Member]
Securities available for sale:
Securities available for sale	529,925,533	564,837,785
Assets measured on a non-recurring basis	0	0
Fair Value, Inputs, Level 3 [Member]
Securities available for sale:
Securities available for sale	0	0
Assets measured on a non-recurring basis	$ 22,325,135	$ 28,659,979